Cover	May 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38241
Entity Registrant Name	OPTINOSE, INC.
Entity Central Index Key	0001494650
Entity Tax Identification Number	42-1771610
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Township Line Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Yardley
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19067
City Area Code	267
Local Phone Number	364-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	OPTN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false